DEFERRED TAXES AND TAXES RECOVERABLE - Deferred taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	R$ 27,497	R$ 711,590
Income statement	(541,405)	(761,417)
Comprehensive income	58,192	78,840
Other	117,885	(1,516)
Business combinations (Note 1.c.1)	(86)
Balance at ending	(337,917)	27,497
Deferred tax assets	5,288,176	4,541,952	R$ 4,153,054
Deferred tax liabilities	(5,626,093)	(4,514,455)	(3,441,464)
Net deferred tax assets	371,408	R$ 27,497	R$ 711,590
Deferred tax liabilities	(709,325)
Percentage of tax bases limit used to offset tax losses		30.00%
Deferred tax credits (income and social contribution tax losses) were not recognized in indirect subsidiaries	11,938	R$ 2,993
Parent
DEFERRED TAXES AND TAXES RECOVERABLE
Income statement	587,374
Terra Networks and POP
DEFERRED TAXES AND TAXES RECOVERABLE
Income statement	194,488
Income and social contribution taxes on tax losses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	14,071	26,519
Income statement	710,411	(12,448)
Other	69,451
Balance at ending	793,933	14,071
Income and social contribution taxes on temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	13,426	685,071
Income statement	(1,251,816)	(748,969)
Comprehensive income	58,192	78,840
Other	48,434	(1,516)
Business combinations (Note 1.c.1)	(86)
Balance at ending	(1,131,850)	13,426
Provisions for legal, labor, tax civil and regulatory contingencies
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	2,230,336	1,954,236
Income statement	68,399	276,100
Balance at ending	2,298,735	2,230,336
Trade accounts payable and other provisions
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	677,123	687,124
Income statement	(25,706)	(10,001)
Balance at ending	651,417	677,123
Estimated losses on impairment of accounts receivable
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	358,805	447,018
Income statement	76,155	(88,213)
Balance at ending	434,960	358,805
Customer portfolio and trademarks
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	313,092	343,107
Income statement	(58,674)	(30,015)
Balance at ending	254,418	313,092
Estimated losses from modems and other P&E items
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	284,677	294,945
Income statement	(83,736)	(10,268)
Balance at ending	200,941	284,677
Pension plans and other post-employment benefits
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	108,419	26,285
Income statement	8,630	1,633
Comprehensive income	57,485	80,501
Balance at ending	174,534	108,419
Profit sharing
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	125,256	106,198
Income statement	(15,210)	19,058
Balance at ending	110,046	125,256
Provision for loyalty program
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	19,112	32,604
Income statement	(1,991)	(13,492)
Balance at ending	17,121	19,112
Accelerated accounting depreciation
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	24,033	10,865
Income statement	(15,773)	13,168
Balance at ending	8,260	24,033
Estimated impairment losses on inventories
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	12,099	10,707
Income statement	(347)	1,392
Balance at ending	11,752	12,099
Derivative transactions
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	60,133	59,408
Income statement	(35,084)	2,358
Comprehensive income	822	(1,633)
Balance at ending	25,871	60,133
Licenses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(1,420,556)	(1,204,226)
Income statement	(216,330)	(216,330)
Balance at ending	(1,636,886)	(1,420,556)
Effects of goodwill generated in the acquisition of Vivo Part.
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(864,320)	(809,600)
Income statement	(5,461)	(54,720)
Balance at ending	(869,781)	(864,320)
Goodwill from Spanish and Navytree
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(337,535)	(337,535)
Balance at ending	(337,535)	(337,535)
Goodwill from Vivo Part.
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(1,005,120)	(837,918)
Income statement	(167,203)	(167,202)
Balance at ending	(1,172,323)	(1,005,120)
Goodwill from GVTPart.
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(522,228)
Income statement	(696,305)	(522,228)
Balance at ending	(1,218,533)	(522,228)
Technological Innovation Law
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(140,940)	(193,146)
Income statement	43,407	52,206
Balance at ending	(97,533)	(140,940)
Income and social contribution taxes on other temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	91,040	94,999
Income statement	(126,587)	(2,415)
Comprehensive income	(115)	(28)
Other	48,434	(1,516)
Business combinations (Note 1.c.1)	(86)
Balance at ending	R$ 12,686	R$ 91,040